Leases - Summary of balance sheet information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 1,217,179	₩ 1,268,329
Investment property	1,368,453	1,387,430	₩ 1,091,084
Lease liabilities
Current		392,433
Non-Current		818,919
Lease liability recognized	1,143,640	1,211,352
Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	585,034	788,497
Investment property	19,456
Lease liabilities
Current	281,961	355,833
Non-Current	798,416	373,307
Lease liability recognized	1,143,640
Property and building [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		1,020,619
Property and building [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	1,073,207
Machinery and track facilities [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		140,296
Machinery and track facilities [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	42,127
Other [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets		₩ 107,414
Other [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 101,845